TAXES ON INCOME (Reconciliation of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Balance as of beginning of the year	$ 632	$ 654
Additions based on tax positions taken during the current period	3	6
Decrease based on tax positions taken during the current period	(535)
Foreign currency translation differences and interest related to the unrecognized tax liabilities from previous years		(28)
Balance at the end of the year	$ 100	$ 632